Goodwill - Schedule of Goodwill and Variations from the Time of Acquisition (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Goodwill and Variations from the Time of Acquisition [Line Items]
Goodwill from the acquisition (Note 17)		$ 20,855
Effect of exchange difference	$ 575	(2,521)
Goodwill at ending balance	18,909	18,334
Hipervital S.A.S. [Member]
Schedule of Goodwill and Variations from the Time of Acquisition [Line Items]
Goodwill from the acquisition (Note 17)		3,817
Effect of exchange difference	105	(462)
Goodwill at ending balance	3,460	3,355
Costa y Costa S.A. [Member]
Schedule of Goodwill and Variations from the Time of Acquisition [Line Items]
Goodwill from the acquisition (Note 17)		16,157
Effect of exchange difference	446	(1,953)
Goodwill at ending balance	14,650	14,204
Modasian S.R.L. [Member]
Schedule of Goodwill and Variations from the Time of Acquisition [Line Items]
Goodwill from the acquisition (Note 17)		881
Effect of exchange difference	24	(106)
Goodwill at ending balance	$ 799	$ 775